DERIVATIVE LIABILITY (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Derivative Liability 1		10.00%
Derivative Liability 2		$ 209,320
Derivative Liability 3		128,668
Derivative Liability 4		606,044
Derivative Liability 5		349,883
Derivative Liability 6		617,937
Derivative Liability 1	10.00%
Derivative Liability 2	247
Derivative Liability 3	10.00%
Derivative Liability 4	247,171
Derivative Liability 5	46,456
Derivative Liability 6	10,212
Derivative Liability 7	56,098
Derivative Liability 8	17,333,329
Derivative Liability 9	8,666,665
Derivative Liability 10	2,599,999
Derivative Liability 11	$ 0.15
Derivative Liability 12	0.15
Derivative Liability 13	5.50%
Derivative Liability 14	953,333
Derivative Liability 15	$ 0.1875
Derivative Liability 16	257,862
Derivative Liability 17	0
Derivative Liability 18	209,320
Derivative Liability 19	$ 128,668